Financial asset at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Explanatory

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Investment (Note i)	—	5,000

Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Explanatory

The Group invested in an investee company in the form of ordinary shares without significant influence, which is managed on fair value. For the major assumptions used in the valuation for the investment, please refer to Note 4.3.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
At the beginning of the year	—	—
Additions (a)	—	5,000
At the end of the year	—	5,000

During the year ended December 31, 2021, the Group invested in a company engaging in EV charging hardware and technology industry for RMB5.0 million, and there is no fair value change within the year.